SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF TOTAL REVENUES FOR EACH REPORTABLE SEGMENT

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Trucking	$3,531,196	$2,777,397	$2,343,614	$1,643,070
Digester	885,737	184,138	317,569	184,138
Corporate / Other	-	37	-	37
Total Company	$4,416,933	$2,961,572	$2,661,183	$1,827,245

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	6,228,457	4,203,112
Digester	1,395,992	-
Corporate / Other	135	-
Total Company	$7,624,584	$4,203,112

SCHEDULE OF GROSS PROFIT (LOSS) FOR EACH REPORTABLE SEGMENT

Gross profit (loss) for each reportable segment was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Trucking	$(45,749)	$134,928	$233,138	$197,556
Digester	736,553	85,640	325,072	85,640
Corporate / Other	-	(54)	-	(54)
Total Company	$690,804	$220,514	$558,210	$283,142

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	322,657	(4,740)
Digester	798,748	-
Corporate / Other	44	-
Total Company	$1,121,449	$(4,740)

SCHEDULE OF NET LOSS BEFORE PROVISION FOR INCOME TAXES

Net income (loss) before provision for income taxes for each reportable segment was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Trucking	$(2,168,401)	$(1,609,940)	$(1,093,679)	$(927,643)
Digester	55,797	(15,751,884)	(13,271)	(15,769,579)
Corporate / Other	(2,500,309)	(6,206,825)	(1,247,019)	(6,206,825)
Total Company	$(4,612,913)	$(23,568,649)	$(2,353,969)	$(22,904,047)

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
	$	$
Trucking	(4,152,256)	(658,663)
Digester	(20,303,071)	-
Corporate / Other	(124,549,722)	-
Total Company	$(149,005,049)	$(658,663)

SCHEDULE OF DEPRECIATION AND AMORTIZATION EXPENSE

Depreciation and amortization for each reportable segment was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Trucking (1)	$332,793	$368,556	$203,529	$248,730
Digester	351,358	-	175,679	-
Corporate / Other	-	-	-	-
Total Company	$684,151	$368,556	$379,208	$248,730

(1)	Depreciation and amortization expense of $297,445 and $185,369 for the six and three months ended June 30, 2024, respectively and $191,936 and $97,142 for the six and three months ended June 30, 2023, respectively is classified as cost of services on the consolidated statement of operations and included in the Trucking Segment depreciation and amortization because it is information reviewed by the CODM.

SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES AND DEPRECIATION AND AMORTIZATION EXPENSE

Total assets and capital expenditures, for each reportable segment was as follows:

	Assets		Capital expenditures
	June 30,	December 31,	For the six months ended June 30,		For the three months ended June 30,
	2024	2023	2024	2023	2024	2023

Trucking	$28,332,373	$8,804,653	$918,345	$173,626	$183,422	$123,576
Digester	13,059,785	13,122,976	-	-	-	-
Corporate / Other	211,744	247,845	-	-	-	-
Total Company	41,603,902	22,175,474	918,345	173,626	183,422	123,576

	Assets		Capital expenditures		Depreciation and amortization (1)
	As of December 31,		Year Ended December 31,		Year Ended December 31,
	2023	2022	2023	2022	2023	2022

Trucking	$8,804,653	$7,407,967	$643,100	$3,349,628	$492,770	$325,382
Digesters	13,122,976	-	14,345	—	436,684	—
Corporate / Other	247,845	-	-	—	—	—
Total Company	22,175,474	7,407,967	657,445	3,349,628	929,454	325,382

(1)	Depreciation expense of $424,040 and $325,382 for the year ended December 31, 2023 and 2022, respectively, is classified as cost of revenues on the consolidated income statement and included in the Trucking Segment depreciation and amortization because it is information reviewed by the CODM.